Stockholders' Deficit (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Mar. 04, 2021
Stockholders' Deficit [Line Items]
Preferred stock, share authorized	1,000,000	1,000,000	1,000,000
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, share issued
Preferred stock, share outstanding
Share percentage	20.00%	20.00%
Class A Common Stock [Member]
Stockholders' Deficit [Line Items]
Common stock, share authorized	200,000,000	200,000,000	200,000,000
Common stock par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Description of voting rights	Class A common stock are entitled to one vote for each share	Class A common stock are entitled to one vote for each share
Temporary equity, share issued	1,017,030	4,445,813	28,750,000	28,750,000
Temporary equity, share outstanding	1,017,030	4,445,813	28,750,000
Common stock, share issued
Common stock share outstanding
Class B Common Stock [Member]
Stockholders' Deficit [Line Items]
Common stock, share authorized	20,000,000	20,000,000	20,000,000
Common stock par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Description of voting rights	Class B common stock are entitled to one vote for each share	Class B common stock are entitled to one vote for each share
Common stock, share issued	7,187,500	7,187,500	7,187,500
Common stock share outstanding	7,187,500	7,187,500	7,187,500